Financial instruments - Financial Obligations (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Other Commitments [Line Items]
Carrying amount	$ 18,961
Contractual cash flows	19,251
Contractual obligation, due less than 1 year	17,681
Contractual obligation, due 1-3 years	930
Contractual obligation, due 4-5 years	640
Accounts payable and accrued liabilities
Other Commitments [Line Items]
Carrying amount	16,416
Contractual cash flows	16,416
Contractual obligation, due less than 1 year	16,416
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Term loan facility (note 11)
Other Commitments [Line Items]
Carrying amount	972
Contractual cash flows	1,021
Contractual obligation, due less than 1 year	1,021
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Operating lease obligations
Other Commitments [Line Items]
Carrying amount	1,573
Contractual cash flows	1,814
Contractual obligation, due less than 1 year	244
Contractual obligation, due 1-3 years	930
Contractual obligation, due 4-5 years	$ 640